Long-term debt and capital lease obligations - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands			12 Months Ended
	Nov. 26, 2014 USD ($)	Oct. 30, 2012 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Jul. 11, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt
Entered in to credit facility / Maximum amount available					€ 3,319,153			€ 3,592,897
Balance outstanding					€ 2,027,082			€ 2,253,885
2012 Credit Agreement
Debt
Entered in to credit facility / Maximum amount available | $		$ 38
Borrowings term (in years)		5 years
Amended 2012 credit agreement
Debt
Entered in to credit facility / Maximum amount available | $	$ 4,400,000					$ 3,900,000
Extended borrowings term (in years)	2 years
Amended 2012 credit agreement | Weighted Average
Debt
Dollar-denominated tranche rate			2.48%		2.48%		2.15%	2.15%
Euro-denominated tranche rate			0.81%		0.81%		1.25%	1.25%
Revolving credit facility USD
Debt
Entered in to credit facility / Maximum amount available			$ 900,000		€ 750,438		$ 1,000,000	€ 948,676
Balance outstanding			70,000		58,367		10,187	9,664
Letters of credit outstanding | $			1,690				3,550
Revolving credit facility EUR
Debt
Entered in to credit facility / Maximum amount available					600,000			400,000
Letters of credit outstanding					1,409			3,368
USD term Loan
Debt
Entered in to credit facility / Maximum amount available							2,100,000	1,992,221
Balance outstanding							$ 2,100,000	1,992,221
Quarterly repayment | $			30,000
USD term loan 5-year
Debt
Entered in to credit facility / Maximum amount available			1,470,000		1,225,715
Balance outstanding			$ 1,470,000		1,225,715
EUR term Loan
Debt
Entered in to credit facility / Maximum amount available								252,000
Balance outstanding								€ 252,000
Quarterly repayment				€ 7,000
EUR term loan 5-year
Debt
Entered in to credit facility / Maximum amount available					343,000
Balance outstanding					343,000
EUR term loan 3-year
Debt
Entered in to credit facility / Maximum amount available					400,000
Balance outstanding					400,000
Non-amortizing term loan
Debt
Entered in to credit facility / Maximum amount available					€ 400,000